Changes in the scope of consolidation due to acquisitions and divestments - Summary of Assets and Liabilities Divested (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
Assets
Property, plant and equipment	€ 9,717	€ 9,651		€ 9,579	[1]
Goodwill	44,519	44,235		40,264	[1]
Other intangible assets	16,572	21,889		13,080	[1]
Other non-current assets	2,667	2,971		3,364	[1]
Deferred tax assets	5,434	4,613		4,291	[1]
Inventories	7,994	7,477		6,818	[1]
Accounts receivable	7,937	7,260		7,216	[1]
Other current assets	3,253	2,917		2,005	[1]
Cash and cash equivalents	9,427	6,925		10,315	[1],[2]	€ 10,273
Total assets	112,736	111,408		99,813	[1]
Liabilities
Non-current provisions and other non-current liabilities	9,321	8,613		9,154	[3]
Deferred tax liabilities	2,294	3,414		1,605	[3]
Accounts payable	5,313	5,041		4,633	[3]
Other current liabilities	20,381	17,376		15,463	[3]
Short-term debt and current portion of long-term debt	€ 4,554	€ 2,633		€ 1,275	[3]
Disposal groups classified as held for sale | European Generics Business
Assets
Property, plant and equipment			€ 120
Goodwill			913
Other intangible assets			75
Other non-current assets			1
Deferred tax assets			83
Inventories			129
Accounts receivable			107
Other current assets			40
Cash and cash equivalents			122
Total assets			1,590
Liabilities
Non-current provisions and other non-current liabilities			27
Deferred tax liabilities			14
Accounts payable			91
Other current liabilities			216
Short-term debt and current portion of long-term debt			46
Total liabilities			€ 394

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[3]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).